Business Combinations	12 Months Ended
Mar. 31, 2024
Disclosure of detailed information about business combination [abstract]
Business Combinations	BUSINESS COMBINATIONS
Business combinations realized in the fiscal year ended March 31, 2023
Datum
Overview
On July 1, 2022, the Company acquired 100% of the issued and outstanding equity interests of U.S.-based Datum Consulting Group, LLC and its international affiliates (“Datum”) (the “Datum Acquisition”), a leader in IP enabled digital transformation services for data-rich insurers and other regulated entities such as governments. Management expects that its modernization practice and cloud-based software as a service (SaaS) offering will be complementary to Alithya's existing offerings and will allow for cross-selling opportunities.
The Datum Acquisition was completed for purchase consideration and other consideration of up to US$45,488,000 ($58,550,000), in aggregate.
The purchase consideration of US$27,200,000 ($35,010,000), in aggregate, consisted of: (i) US$13,542,000 ($17,430,000) paid in cash, net of working capital adjustment; (ii) US$4,313,000 ($5,552,000) paid by the issuance of 1,867,262 Subordinate Voting Shares; and (iii) US$9,345,000 ($12,028,000) of balance of sale, payable over three years on July 1, 2023, 2024 and 2025 (the "Anniversary Dates") (note 11).
The other consideration of up to US$18,288,000 ($23,540,000), consisted of: (i) deferred cash consideration of US$975,000 ($1,255,000); (ii) deferred share consideration of 1,867,261 Subordinate Voting Shares with a value of US$4,313,000 ($5,552,000); and (iii) potential earn-out consideration of up to US$13,000,000 ($16,733,000), all payable over three years on the Anniversary Dates.
The deferred cash consideration is recognized as employee compensation on business acquisition, over three years (note 20).
The deferred share consideration is recognized as share-based compensation to an employee, over three years (note 14).
The potential earn-out consideration is payable in cash (75%) and by Subordinate Voting Shares (25%), with a maximum of 1,517,151 Subordinate Voting Shares available for issuance with a value of US$3,505,000 ($4,511,000). The potential earn-out consideration has earn-out periods ending on each of the Anniversary Dates.
4. BUSINESS COMBINATIONS (CONT'D)
On March 31, 2023, an amending agreement to the equity purchase agreement was executed wherein the condition for employment for the payment of the potential earn-out was removed (the “Earn-out Amendment”).
As a result of the Earn-out Amendment, a contingent consideration liability in the amount of $7,037,000 (US$5,202,000), representing the portion payable in cash, and contributed surplus in the amount of $2,120,000, representing the portion to be settled in shares, for a total expense of $9,157,000, was recorded as at March 31, 2023, representing the present value of the expected payout amount for the potential earn-out over the next three years. The contingent consideration expense is recorded in business acquisition, integration and reorganization costs (note 20).
The portion of the contingent consideration to be settled in shares is adjusted to reflect the number of awards for which the non-market performance conditions are expected to be met, such that the amount ultimately recognized as an expense is based on the number of awards that do meet the non-market performance conditions at the vesting dates.
The fair value of the assets acquired and liabilities assumed, and the purchase consideration’s valuation were completed on March 31, 2023.
On March 31, 2024, management’s best estimate of the earn-out settlement amount was reviewed, resulting in a recovery of $3,827,000, in aggregate, which was recorded in business acquisition, integration and reorganization costs (note 20), with a corresponding adjustment to contingent consideration liability and contributed surplus.
For the year ended March 31, 2023, the Company incurred acquisition-related costs pertaining to the Datum Acquisition of approximately $1,369,000. These costs have been recorded in the consolidated statement of operations in business acquisition, integration and reorganization costs.
4. BUSINESS COMBINATIONS (CONT'D)
Purchase Price Allocation

The allocation of the fair value of the assets acquired and the liabilities assumed is detailed as follows:

Acquisition of Datum	$

Current assets
Cash	2,798
Accounts receivable and other receivables	3,552
Unbilled revenue	1,301
Prepaids	159
7,810
Non-current assets
Other assets	2
Property and equipment	55
Right-of-use assets	135
Intangibles (note 7)	24,070
Goodwill (note 8)	13,696
Total assets acquired	45,768

Current liabilities
Accounts payable and accrued liabilities	4,255
Deferred revenue	945
Current portion of lease liabilities	71
5,271
Non-current liabilities
Lease liabilities	64
Deferred tax liabilities	6,398
Total liabilities assumed	11,733

Net assets acquired	34,035

Goodwill
The goodwill recognized consists mainly of the future economic value attributable to the profitability of the acquired business, as well as its workforce and expected synergies from the integration of Datum into the Company's existing business. The Company does not expect the goodwill to be deductible for income tax purposes.
4. BUSINESS COMBINATIONS (CONT'D)
Consideration paid
The following table summarizes the acquisition date fair value of each class of consideration as follows:

Acquisition of Datum	$
Consideration transferred settled in cash	17,430
Issuance of 1,867,262 Subordinate Voting Shares (note 13)	5,552
Balance of purchase payable with a nominal value of US$9,345,000 ($12,028,000) (note 11)	11,053
Total consideration transferred	34,035

Datum's contribution to the Company’s results
For the year ended March 31, 2023, the Datum business contributed revenues of approximately $16,326,000 and a loss before income taxes in the amount of $15,762,000, including amortization, primarily related to the acquired customer relationships, of $5,658,000, contingent consideration of $9,157,000, share-based compensation granted on business acquisitions of $2,644,000, and acquisition and integration costs of $2,099,000.

If the acquisition had occurred on April 1, 2022, pro-forma consolidated revenues and loss before income taxes for the year ended March 31, 2023 would have been $526,492,000 and $38,991,000, respectively. These amounts have been calculated using Datum’s results and adjusting for:
•differences in accounting policies between the Company and Datum;
•the removal of transaction costs incurred by Datum from April 1, 2022 to June 30, 2022; and
•the additional amortization that would have been charged assuming the fair value adjustments to intangibles had been applied from April 1, 2022.
Trafic 3W inc.
On April 1, 2022, the Company acquired all of the issued and outstanding shares of Trafic 3W inc. (the “Trafic3W Acquisition”) for total consideration of $2,005,000, comprised of cash, in the amount of $900,000, and a balance of purchase price payable in the amount of $1,105,000.
The actual amount paid at acquisition, net of the cash acquired in the amount of $86,000, was $814,000, for a total consideration transferred of $1,919,000. The purchase price was mostly allocated to intangible assets and goodwill, in the amount of $455,000 and $1,270,000 respectively. Intangible assets acquired at the date of acquisition consisted of customer relationships and goodwill, allocated to the Canada CGU.
The balance of purchase price payable was settled in October 2022 with the issuance of 83,449 Subordinate Voting Shares, for a total value of $281,000, and the balance, in the amount of $824,000, was paid cash.